Bank loans	12 Months Ended
Apr. 30, 2026
Debt Disclosure [Abstract]
Bank loans

10	Bank loans

On August 11, 2022, the Company has acquired a 5-year S$270,000 temporary bridging loan which expires in July 2027. The bank loan which carries interest of 4.75% per annum is secured by joint and several guarantee by Andrew Yeo Eng Sian (previous Chief Executive Officer) and Beh Hook Seng (Chairman) at no consideration to the company. As of April 30, 2025 and 2026, the carrying amount of the bank loan was S$133,979 and S$78,366 (US$  61,526), respectively.

On November 1, 2022, the Company has acquired another 5-year S$500,000 secured fixed rate bank loan which expires in November 2027. The bank loan which carries interest of 7.75% per annum is secured by joint and several guarantee by Beh Hook Seng, Andrew Yeo Eng Sian, Wong Teck Far and Chua Jun Hao, David. As of April 30, 2025, the bank loan has been fully paid.

Interest expenses for the years ended April 30, 2025 and 2026 are S$8,463 and S$5,167 (US$4,057), respectively.

The maturities schedule is as follows:

	Amount	Amount
	S$	US$
Year ending April 30,
2027	58,313	45,782
2028	20,053	15,744
Total	78,366	61,526
Less: current portion	(58,313)	(45,782)
Long-term portion	20,053	15,744